Note 7 - Revenue	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Revenue	The company's revenue is broken out as follows.
	2011 9 mos	Percent of Revenue	2010 9 mos	Percent of Revenue
Consulting Services	$527,824	100.0	$307,246	96.4
Web Design	0	0.0	9,616	3.0
Other	0	0.0	1,771	0.6
TOTAL	$527,824	100.0%	318,633	100.0%